SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /    /
                                                               ----


         Pre-Effective Amendment No.                          /   /
                                     -------                   ---
         Post-Effective Amendment No.   18                    / X /
                                      ------                   ---
                                                                       and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT       /    /
                                                               ----
OF 1940


         Amendment No.   19                                   / X  /
                       ------                                  ----
                        (Check appropriate box or boxes.)


          AmeriPrime Advisors Trust - File Nos. 333-85083 and 811-09541

               (Exact Name of Registrant as Specified in Charter)

             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 251-6700
                                 --------------

     Kenneth Trumpfheller, AmeriPrime Advisors Trust, 1793 Kingswood Drive,
                        Suite 200, Southlake, Texas 76092
     ---------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:

            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective: /X/ immediately upon filing pursuant to paragraph (b)


/ /on (January 1, 2001)  pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/_/ on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

/_/this  post-effective   amendment  designates  a  new  effective  date  for  a
previously filed post-effective amendment.

10671 10/27/00 10:40 AM

                                  Enhans Funds


Prospectus dated January 18, 2001


Enhans RT 500 Fund
Enhans Master Investor Fund

25 West King Street
Lancaster, PA  17603

(888) 837-1784










     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

10570 01/04/2001 10:23 AM

                                TABLE OF CONTENTS

                                                                            PAGE

RISK / RETURN SUMMARY...........................................................

FEES AND EXPENSES OF INVESTING IN THE FUNDS.....................................

HOW TO BUY SHARES...............................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSET VALUE................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUNDS.........................................................

FINANCIAL HIGHLIGHTS............................................................

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

ENHANS RT 500 FUND

Investment Objective

      The   investment   objective   of  the  Enhans  RT  500  Fund  is  capital
appreciation.

Principal Strategies

     The term "RT" in the Fund's name stands for "real time" trading and refers to the adviser's use of new technologies that permit intra-day trading. The Fund seeks to achieve its objective through the purchase, sale and short sale of S&P Depositary Receipts (commonly referred to as SPDRs) and purchase and sale of options on the S&P 500 Index. SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company which was established to own the stocks included in the S&P 500 Index. The price and dividend yield of SPDRs track the movement of the S&P 500 Index relatively closely, before deducting expenses. The Fund's adviser, AExpert Advisory, Inc., uses an automated investment management system called "AExpert Market Minder" to determine the composition of the Fund's portfolio. In other words, Market Minder determines whether and to what extent the Fund purchases and sells SPDRs and options and/or sells SPDRs short. The adviser developed Market Minder by applying an artificial intelligence technology called "pattern recognition technology" to the S&P 500 Index.

o When the Market Minder predicts a flat market, the Fund will invest in money market funds or other cash equivalents. During these periods, the Fund may not achieve its objective of capital appreciation.

o When the Market Minder predicts a rising market, the Fund's portfolio will be invested to capitalize on the anticipated upward price movement. The Fund may be fully invested in SPDRs and, depending on the strength of the anticipated market rise, may also buy call options or write put options on the S&P 500 Index.

o When the Market Minder predicts a market decline, the Fund's exposure to the stock market will be reduced and the portfolio may be returned to money market funds or other cash equivalents. Depending on the strength of the anticipated market decline, the Fund may also sell SPDRs short, and/or buy put options or write call options on the S&P 500 Index. During these periods the Fund's assets may be fully invested in short positions and/or options, subject to the "coverage" requirements that apply to mutual funds.

o The automated Market Minder system generally makes all portfolio investment decisions. The adviser may override the automated system and move to a cash position if an unusual event (such as a Federal Reserve Board meeting) is anticipated but the results are unknown.

      Short selling means the Fund sells a SPDR that it does not own, borrows the same SPDR from a broker or other institution to complete the sale, and buys the same SPDR at a later date to repay the lender. If the SPDR is overvalued, and the price declines before the Fund buys the SPDR, the Fund makes a profit. If the price of the SPDR increases before the Fund buys the SPDR, the Fund loses money.

      When the Fund buys a call option on the S&P 500 Index, it has the right to any appreciation in the value of the Index over a fixed price (known as the exercise price) any time up to a certain date in the future (the "expiration date"). In return for this right, the Fund pays the current market price for the option (known as the option premium). If an increase in the value of the Index causes the option to increase in value by more than the option premium the Fund paid, the Fund will profit on the overall position. When the Fund writes (sells) a call option, the Fund receives the option premium, but will lose money if an increase in the value of the Index causes the Fund's costs to cover its obligations upon exercise to increase by more than the option premium the Fund received. The Fund will sell a call option only if it has purchased a call option to cover the Fund's potential settlement obligation. For example, if the Fund sells a call option with an exercise price of $50, the Fund will hold a call option with a different expiration date and a strike price of $50 or less.

      When the Fund buys a put option on the S&P 500 Index, it has the right to receive a payment based on any depreciation in the value of the Index below the exercise price. The Fund will profit on the overall position if a decrease in the value of the Index causes the option to increase in value by more than the option premium the Fund paid. When the Fund writes (sells) put options, the Fund receives the option premium, but will lose money if a decrease in the value of the Index causes the Fund's costs to cover its obligations upon exercise to increase by more than the option premium the Fund received. The Fund will sell a put option only if it has purchased a put option to cover the Fund's potential settlement obligation. For example, if the Fund sells a put option with an exercise price of $50, the Fund will hold a put option with a different expiration date and a strike price of $50 or more.

      The adviser will engage in active trading of the Fund's portfolio securities as a result of its strategy, the effects of which are described below under "Portfolio Turnover Risk." Although there is no guarantee, the adviser believes that if the Market Minder system is successful, the Fund may outperform the S&P 500 Index by profiting on both upward and downward price movements.

Principal Risks of Investing in the Fund

o Management Risk. The principal risk of the Fund is that the adviser's strategy may not be successful. The Fund could be exposed to declining markets and/or could miss a market rise if the adviser's Market Minder system does not correctly predict market movements. The Fund has no operating history and the Fund's adviser has no prior experience managing the assets of a mutual fund.

o Market Risk. Overall stock market risks may also affect the value of the Fund. If the general level of stock prices fall, so will the value of the SPDR because it represents an interest in a broadly diversified stock portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

o Issuer Risk. - The value of a security owned by the SPDR might decrease in response to the activities and financial prospects of the issuer. If the price of a security owned by the SPDR falls , so will the value of the SPDR.

o "Fund of Funds" Structure Risk. Your cost of investing in the Fund will generally be higher than the cost of directly investing in SPDRs. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying SPDRs in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a "fund of funds" structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. A "fund of funds" is best suited for long-term investors.

o Exchange-Traded Share Risk. Investment in the Fund should be made with the understanding that the SPDRs in which the Fund invests will not be able to replicate exactly the performance of the indexes they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other SPDR expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the S&P 500 index. Certain securities comprising the S&P 500 index, from time to time, may be temporarily unavailable. Most SPDR investors, including the Fund, purchase and sell SPDRs in the secondary trading market on a securities exchange and must pay brokerage commissions when they do so. SPDRs may trade at a discount from their net asset value in the secondary market. The amount of the discount is subject to change from time to time in response to various factors and can have a negative effect on the Fund's share price. There is no guarantee that a SPDR will trade at or above its net asset value.

o Short Sale Risk. The Fund engages in short selling activities which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. You should be aware of the intrinsic risk involved in the Fund and be cognizant that any strategy that includes selling securities short can suffer significant losses. In addition, the strategy may result in increased transaction costs and taxes that reduce the Fund's return. o Option Risks. The Fund may terminate an option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid (plus related transaction costs). When the Fund sells covered call options, it receives cash but limits its opportunity to profit from an increase in the market value of the Index beyond the exercise price (plus the premium received). When the Fund sells put options, the Fund receives the option premium, but will lose money if a decrease in the value of the Index causes the Fund's costs to cover its obligations upon exercise to increase by more than the option premium the Fund received.

o Sector Risk. SPDRs have a heavy concentration in technology companies. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.

o Volatility Risk. The common stocks that comprise the S&P 500 Index tend to be more volatile than other investment choices, and the Fund may be more or less volatile than the S&P 500 Index.

o Portfolio Turnover Risk. The Fund's investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary rates. These factors may negatively affect the Fund's performance.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

How the Fund has Performed

      The bar chart below shows the Fund's total return for the calendar year ended December 31, 2000. The performance table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.


(Total Return as of December 31)

[Bar chart showing 2000 total return of -32.80%]

      During the period shown, the highest return for a quarter was 1.60% (first quarter, 2000); and the lowest return was -19.62% (fourth quarter, 2000).


Average Annual Total Returns for the periods ended 12/31/00:


                       One Year                         Since Inception1

The Fund                -32.80%                            -32.58%
S&P 500 Index            -8.23%                             -8.81%


1December 30, 1999.

ENHANS MASTER INVESTOR FUND

      The investment objective of the Enhans Master Investor Fund is capital appreciation.

Principal Strategies

      The Fund seeks to achieve its objective through the purchase and sale of publicly traded index products (also known as "exchange traded funds"), and the sale of covered call options on those index products. Index products own stocks included in a particular index and changes in the price of the index product track the movement of the associated index relatively closely. The Fund's adviser, AExpert Advisory, Inc. uses an automated investment management system called "AExpert Sector Minder" to determine which index products will be held in the Fund's portfolio. The adviser developed Sector Minder by applying an artificial intelligence technology called "pattern recognition technology" to select specific securities from a group of securities. The adviser determines when the Fund will sell covered call options on index products.

      Sector Minder predicts which index products will increase in price more rapidly in the group of index products. It is not possible to predict which sectors or countries Sector Minder will select and the Fund may invest in a limited number of index products at any given time. This automated system generally makes all portfolio investment decisions. However, the adviser may at times deviate from the Sector Minder selections if necessitated by market conditions. For example, the adviser may determine that there is insufficient trading volume in a particular security and, therefore, may not fully (or immediately) implement the recommendation. The adviser may also override the automated system and move to a cash position if an unusual event (such as a Federal Reserve Board meeting) is anticipated but the results are unknown. The adviser will engage in active trading of the Fund's portfolio securities as a result of its strategy, the effects of which are described below under "Portfolio Turnover Risk."

      Index products include S&P Depositary Receipts ("SPDRs"), DIAMONDS and other exchange traded funds ("ETFs"). The Fund invests in shares of ETFs. Each share represents an undivided ownership interest in the portfolio of stocks held by an ETF. ETFs are trusts that acquire and hold either:

o shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself; or

o shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index.

      ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index's underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index.

      SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company which was established to own the stocks included in the S&P 500 Index. The price and dividend yield of SPDRs track the movement of the S&P 500 Index relatively closely, before deducting expenses. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the

Dow Jones Industrial Average. The Fund may invest a significant portion of its assets in World Equity Benchmark Shares ("WEBS"). WEBS represent a broad portfolio of publicly traded stocks in a selected country. These countries include both developed and less developed or emerging markets. Each WEBS Index Series seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International ("MSCI") index. MSCI Indices are leading country index benchmarks, widely used by U.S. investors for their international investments. When the Fund invests in WEBS, it will be subject to the risks of foreign investments.

      Index products also include S&P MidCap 400 Depositary Receipts. This product invests in smaller capitalization companies and is subject to the risks associated with smaller companies. The Fund may also invest in various sector index products such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index,
Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index and Utilities Select Sector Index. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund will invest in new exchange traded shares as they become available.

      When the Fund writes (sells) a covered call option on an index product, the purchaser of the option has the right to buy the underlying index product at a predetermined price (exercise price) during the life of the option. If the purchaser exercises the option, the Fund must sell the index product to the purchaser at the exercise price. The option is "covered" because the Fund owns the index product at the time it sells the option. As the seller of the option, the Fund receives a premium from the purchaser of the call option.

Principal Risks of Investing in the Fund

o Management/Allocation Risk. The principal risk of the Fund is that the adviser's strategy may not be successful. The Fund's performance depends upon how its assets are allocated and reallocated among the various index products. The Fund could be exposed to declining markets in certain index products and/or could miss a market rise in other index products if the adviser's Sector Minder system does not correctly predict market movements. This could result in the Fund not performing as well as if the Market Minder selected other investments. The Fund has no operating history and the Fund's adviser has no prior experience managing the assets of a mutual fund.

o Market Risk. Overall stock market risks may also affect the value of the Fund. For example, if the general level of stock prices fall, so will the value of the SPDR because it represents an interest in a broadly diversified stock portfolio. Factors such as domestic and foreign economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

o "Fund of Funds" Structure Risk. Your cost of investing in the Fund will generally be higher than the cost of directly investing in index products. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying index products in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a "fund of funds" structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. A "fund of funds" is best suited for long-term investors.

o Exchange-Traded Share Risk. Investment in the Fund should be made with the understanding that the index products in which the Fund invests will not be able to replicate exactly the performance of the indexes they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other index product expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indexes. Certain securities comprising the indexes tracked by the index products, from time to time, may be temporarily unavailable. Most index products investors, including the Fund, purchase and sell index products in the secondary trading market on a securities exchange and must pay brokerage commissions when they do so. Index products may trade at a discount from their net asset value in the secondary market. The amount of the discount is subject to change from time to time in response to various factors and can have a negative effect on the Fund's share price. There is no guarantee that an index product will trade at or above its net asset value.

o Foreign Risk. To the extent the Fund invests in foreign index products, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or group of companies. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

o Emerging Market Risk. All of the "foreign risks" described above are heightened to the extent the Fund invests in WEBS of emerging foreign markets. There may be greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; risk of companies that may be newly organized and small; and less developed legal systems.

o Smaller Company Risk. To the extent the Fund invests in index products that invest in smaller capitalization companies, the Fund will be subject to additional risks. These include:

o The earnings and prospects of smaller companies are more volatile than larger companies.

o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

o Sector and Country Risk. The Fund's portfolio may at times focus on a limited number of index products and can be subject to substantially more investment risk and potential for volatility than a fund that is more diversified. For example, if the Fund is heavily invested in a utility index product or a particular country, any event that negatively affects the utility sector or that country could cause the Fund to lose value. It is not possible to predict the countries or sectors in which the Fund may focus and, therefore, it is not possible to detail the risk factors of particular countries or sectors that will be applicable to the Fund.

o Concentration Risk. The Fund may invest in index products that concentrate their investments in a particular industry. An investment in such an index product may be subject to greater market risk than an investment in an index product that invests in a broad range of securities.

o Issuer Risk. - The value of a security owned by an index product might decrease in response to the activities and financial prospects of the issuer. If the price of a security owned by an index product falls, so will the value of the index product.

o Liquidity Risk. Some of the index products in which the Fund invests are subject to liquidity risk. Liquidity risk exists when an investment is difficult to purchase or sell, possibly preventing the index product from selling the illiquid security at an advantageous time or price. Index products that invest in smaller companies, foreign securities or securities with greater market risk are more likely to be illiquid.

o Option Risks. When the Fund sells covered call options on index products, it receives cash but limits its opportunity to profit from an increase in the market value of the index product beyond the exercise price (plus the premium received).

o Volatility Risk. The common stocks that comprise the various index products (and therefore the index products purchased by the Fund) tend to be more volatile than other investment choices, and the Fund may be more or less volatile than the index products it purchases.

o Portfolio Turnover Risk. The Fund's investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary rates. These factors may negatively affect the Fund's performance.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

How the Fund has Performed

      The bar chart below shows the Fund's total return for the calendar year ended December 31, 2000. The performance table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.


(Total Return as of December 31)

[Bar chart showing 2000 total return as of -35.80%]
      During the period shown, the highest return for a quarter was -4.40% (first quarter, 2000); and the lowest return was -17.47% (second quarter, 2000).


Average Annual Total Returns for the periods ended 12/31/00:


                            One Year                      Since Inception1

The Fund                    -35.80%                            -35.57%
S&P 500 Index                -8.23%                             -8.81%


1December 30, 1999.

General

      The investment objective of each Fund may be changed without shareholder approval.

      From time to time, each Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. Either Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

      The value of your investment in a Fund is directly related to the investment performance of the index product or products in which it invests and the value of your Fund shares will go down if there is a decline in the aggregate share value of an index product in which it is invested. The performance of the index product, in turn, depends upon the performance of the securities in which these index products invest. Therefore, the risks of investing in a Fund are closely related to the risks associated with the index products and their investments.

      The principal risks associated with the index products include the risk that the equity securities in an index product will decline in value due to factors affecting the issuing companies, their industries, or the equity markets generally. They also include special risks associated with the particular sector or countries in which the index product invests.

                   FEES AND EXPENSES OF INVESTING IN THE FUNDS

      The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of a Fund.

                                                      RT 500       RT Master

Shareholder Fees                                        Fund       Investor Fund
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases        NONE         NONE
Maximum Deferred Sales Charge (Load)                    NONE         NONE
Redemption Fee                                          NONE         NONE


Annual Fund Operating Expenses1
 (expenses that are deducted from Fund assets)
Management Fee                                          1.65%        1.65%
Distribution and/or Service (12b-1) Fees                1.00%        1.00%
Other Expenses                                          0.04%        0.06%
Total Annual Fund Operating Expenses                    2.69%        2.71%
Expense Reimbursement2                                  0.04%        0.06%
Net Expenses (after fee waiver/expense reimbursement)   2.65%        2.65%

1 Each Fund invests principally in exchange traded index products. To the extent that a Fund invests in index products, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such index products, in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that a Fund invests in index products, the Fund will incur higher expenses, many of which may be duplicative. These expenses will be borne by the Fund, and are not included in the expenses reflected in the table above or example below.

2 The Funds' adviser has contractually agreed to reimburse fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act to the extent necessary to maintain each Fund's total operating expenses at 2.65% of net assets through December 31, 2001.


Example:

      This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year    3 Years   5 Years   10 Years

RT 500 Fund                  $278     $862     $1471      $3114

Master Investor Fund         $278     $865     $1478      $3131

                                HOW TO BUY SHARES

Initial Purchase

      The minimum initial investment in each Fund is $5,000 ($2000 for qualified retirement accounts and medical savings accounts) and minimum subsequent investments are $1,000. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);

o    a check made payable to the appropriate Fund;

Mail the application and check to:

U.S. Mail:        Enhans Funds                                Overnight:Enhans Funds
                  c/o Unified Fund Services, Inc.                       c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                         431 North Pennsylvania Street
                  Indianapolis, Indiana  46206-6110                     Indianapolis, Indiana  46204

By Wire - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Funds' transfer agent, at (888) 837-1784 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.
         ABA #0420-0001-3
         Attn: Enhans Funds

         D.D.A.# 821637766
         Account Name _________________     (write in shareholder name)
         For the Account # ______________   (write in account number)

      You must mail a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

      You may purchase additional shares of any Fund (subject to a $1,000 minimum) by mail, wire or automatic investment. Each additional mail purchase request must contain:

o        your name
o        the name of your account(s),
o        your account number(s),
o        the name of the Fund
o        a check made payable to the Fund

Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

      You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Distribution Plans

      Each Fund has adopted plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of its shares and allows the Fund to pay for services provided to shareholders. Each Fund pays annual 12b-1 expenses of 1.00% (of which 0.75% is an asset based sales charge and 0.25% is a service fee). Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Tax Sheltered Retirement Plans

      Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

How to Exchange Shares

      As a shareholder in either Fund, you may exchange shares valued at $5,000 or more for shares of the other Enhans RT Fund. You may call the transfer agent at (888) 837-1784 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time) will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

      An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

      Before making an exchange, you should consider the investment objective and risks of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

Other Purchase Information

      Each Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

      The Funds have authorized certain broker/dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Funds may charge for this service in the future. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:        Enhans Funds                                Overnight: Enhans Funds
                  c/o Unified Fund Services, Inc.                        c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                          431 North Pennsylvania Street
                  Indianapolis, Indiana  46206-6110                      Indianapolis, Indiana  46204

"Proper form" means your request for a redemption must include:

o        the Fund name and account number,
o        account name(s) and address,
o        the dollar amount or number of shares you wish to redeem.

      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Funds or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in a Fund by calling the transfer agent at (888) 837-1784. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Funds may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (888) 837-1784. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

      Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Funds.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Funds' assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Funds' adviser at their fair value, according to procedures approved by the Funds' board of trustees. The Fund may own securities that are traded primarily on foreign exchanges that trade on weekends or other days the Fund does not price its shares. As a result, the NAV of the Fund may change on days when you will not be able to purchase or redeem your shares of the Fund.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

      Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist primarily of short term capital gains.

Taxes

      In general, selling or exchanging shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUNDS


     AExpert Advisory, Inc., 25 West King Street, Lancaster, Pennsylvania 17603, serves as investment adviser to the Funds. Clients ofAExpert Advisory, Inc. include individual investors, professional financial advisers, broker/dealers, banks, insurance companies, pension and profit sharing plans, foundations and non-profit organizations. Each Fund is authorized to pay the advisor a fee equal to 1.65% of its average daily net assets.


     Kenneth S. Ray is responsible for the day-to-day management of each Fund. Mr. Ray has more than 23 years experience as a professional investment manager. He spent 10 years as a broker with Dean Witter Reynolds Securities before resigning as Vice President of Investments to formAExpert, Inc. Investor Service Intelligence Systems, predecessor toAExpert, Inc., was formed in 1986 to design, develop and implement computerized investment management systems. In 1990, following successful development of the computerized management systems,AExpert Advisory, Inc. was formed to facilitate fee based investment management. AExpert Advisory, Inc. managed client assets for an intentionally small number of clients as a validation for its automated management systems. Following the National Securities Improvement Act of 1996 (effective July 1997) and the rising popularity of the Internet,AExpert Advisory, Inc. began to make its investment management services more widely available. [As of January 1, 2001, assets under management were in excess of $[ ] million. Mr. Ray manages equity accounts for individual and institutional clients, with a focus on investment in mutual funds.

      The adviser pays all of the operating expenses of each Fund except brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), interest, fees and expenses of non-interested person trustees and extraordinary expenses and expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while each Fund's expenses, except those specified above, are paid by the adviser. The adviser (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS

      The following tables are intended to help you better understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with each Fund's financial statements, are included in the Funds' annual report, which is available upon request.


Enhans RT 500 Fund

Financial Highlights for the period December 30, 1999
     (Commencement of Operations) to August 31, 2000

Selected Per Share Data

Net asset value, beginning of period                  $10.00
                                                -------------
Income from investment operations
   Net investment income                                0.05
   Net realized and unrealized loss                   (1.25)
                                                -------------
Total from investment operations                      (1.20)
                                                -------------
Less Distributions

   From net investment income                           0.00
   From net realized gain                               0.00
                                                -------------
Total Distributions                                     0.00
                                                -------------
Net asset value, end of period                         $8.80
                                                =============

Total Return                                        (12.00)% (a)

Ratios and Supplemental Data

Net assets, end of period (000)                       $5,354
Ratio of expenses to average net assets                2.65% (b)
Ratio of expenses to average net assets
   before reimbursement                                2.69% (b)
Ratio of net investment income to
   average net assets                                  0.85% (b)
Ratio of net investment income to
   average net assets before reimbursement             0.80% (b)
Portfolio turnover rate                             2139.19% (b)

(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized

Enhans Master Investor Fund

Financial Highlights for the period December 30, 1999
     (Commencement of Operations) to August 31, 2000

Selected Per Share Data

Net asset value, beginning of period                       $10.00
                                                   ---------------
Income from investment operations
   Net investment income                                     0.57
   Net realized and unrealized loss                        (2.93)
                                                   ---------------
Total from investment operations                           (2.36)
                                                   ---------------
Less Distributions

   From net investment income                                0.00
   From net realized gain                                    0.00
                                                   ---------------
Total Distributions                                          0.00
                                                   ---------------
Net asset value, end of period                              $7.64
                                                   ===============

Total Return                                              -23.60% (a)

Ratios and Supplemental Data

Net assets, end of period (000)                            $4,354
Ratio of expenses to average net assets                     2.65% (b)
Ratio of expenses to average net assets
   before reimbursement                                     2.71% (b)
Ratio of net investment income to
   average net assets                                      11.03% (b)
Ratio of net investment income to
   average net assets before reimbursement                 10.98% (b)
Portfolio turnover rate                                  1356.71% (b)

(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

      Call the Funds at (888) 837-1784 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

      You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act #811-09541

                                  Enhans Funds

                               Enhans RT 500 Fund

                           Enhans Master Investor Fund


                       STATEMENT OF ADDITIONAL INFORMATION

                                January 18, 2001

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Enhans Funds dated January 18, 2001. This SAI incorporates by reference the Funds' Annual Report to Shareholders for the fiscal year ended August 31, 2000 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-888-837-1784.


TABLE OF CONTENTS                                                           PAGE

DESCRIPTION OF THE TRUST AND THE FUNDS..........................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS.................................................................

INVESTMENT LIMITATIONS..........................................................

THE INVESTMENT ADVISER .........................................................

TRUSTEES AND OFFICERS...........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................

DETERMINATION OF SHARE PRICE....................................................

INVESTMENT PERFORMANCE..........................................................

CUSTODIAN.......................................................................

FUND SERVICES...................................................................

ACCOUNTANTS.....................................................................


DISTRIBUTOR.....................................................................

FINANCIAL STATEMENTS............................................................

10632 11/3/00 10:26 AM

DESCRIPTION OF THE TRUST AND THE FUNDS


      The Enhans RT 500 Fund and the Enhans Master Investor Fund (each a "Fund" or collectively, the "Funds") were organized as diversified series of AmeriPrime Advisors Trust (the "Trust") on December 22, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to each Fund is AExpert Advisory, Inc. (the "Adviser"). The Enhans RT 500 Fund and the Enhans Master Investor Fund commenced operations on December 30, 1999.


      The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Funds' transfer agent for the account of the Shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      As of December 19, 2000, no shareholder beneficially owned 5%or more of the Enhans RT 500 Fund.

      As of December 19, 2000, the officers and Trustees as a group beneficially owned less than 1% of the Enhans RT 500 Fund.

     As of December 19, 2000, no shareholder beneficially owned 5% or more of the Enhans Master Investor Fund.

      As of December 19, 2000, the officers and Trustees as a group beneficially owned less than 1% of the Enhans Master Investor Fund.


      For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS


      This section contains a discussion of some of the investments the Funds may make and some of the techniques they may use.

      A. Short Sales. Each Fund may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

      Positions in shorted securities are more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk and either Fund could suffer significant losses. In addition, the strategy may result in increased transaction costs and taxes that reduce the Fund's return.

      In connection with its short sales, each Fund will be required to maintain a segregated account with its custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. The Funds also will incur transaction costs in effecting short sales. Although not a principal strategy, the Enhans Master Investor Fund may engage in short selling to a limited extent.

      B. Securities Lending. Each Fund may make long and short term loans of its portfolio securities to parties such as broker - dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgement of the Adviser, the consideration to be earned from such loans would justify the risk.

      The Adviser understands that it is the current view of the staff of the Securities and Exchange Commission ("SEC") that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

      Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

      2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

      3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

      7. Concentration. Neither Fund will invest 25% or more of its total assets in any investment company that concentrates, although each Fund will itself concentrate its investments in investment companies. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Restrictions" above).

      1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      2. Borrowing. No Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

      3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

      4. Options. The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Funds' Prospectus or Statement of Additional Information.

      5. Illiquid Investments. The Funds will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

      6. Short Sales. The Funds will not effect short sales of securities except as described in the Funds' Prospectus or Statement of Additional Information.

THE INVESTMENT ADVISER

      The Funds' investment adviser isAExpert Advisory Inc., 25 West King Street, Lancaster, Pennsylvania 17603. AExpert Advisory Inc. is a wholly owned subsidiary ofAExpert Inc. Kenneth S. Ray and Y W Kim may be deemed to controlAExpert Inc. due to their respective share of the ownership ofAExpert Inc.

      Under the terms of the management agreement (the "Agreement"), the adviser manages the Funds' investments subject to approval of the Board of Trustees and pays all of the expenses of the Funds except brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), Rule 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Funds' expenses, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.65% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.



      For the period December 30, 1999 (commencement of operations) through August 31, 2000, the Enhans RT 500 Fund and the Enhans Master Investor Fund paid advisory fees of $[ ] and $[ ], respectively.


      The Adviser retains the right to use the name "Enhans RT" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Enhans RT" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS


      The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ================ ======================================================================
Name, Age and Address                Position                        Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       Managing Director of Unified Fund Services, Inc., the Fund's
1793 Kingswood Drive                 Secretary and    transfer agent, fund accountant and administrator, since October
Suite 200                            Trustee          2000.  President, Treasurer and Secretary of AmeriPrime Financial
Southlake, Texas  76092                               Services, Inc., a fund administrator, (which merged with Unified
Year of Birth:  1958                                  Fund Services, Inc.) from 1994 through October 2000.  President,
                                                      Treasurer and Secretary of AmeriPrime       Financial
                                                      Securities,    Inc.,   the Fund's  distributor,  from
                                                      1994   through    November 2000;     President    and
                                                      Trustee   of    AmeriPrime  Advisors     Trust     and
                                                      AmeriPrime       Insurance  Trust.

------------------------------------ ---------------- ----------------------------------------------------------------------
*Robert A. Chopyak                   Treasurer and    Assistant Vice-President of Financial Administration of Unified Fund
1793 Kingswood Drive                 Chief            Services, Inc., the Fund's transfer agent, fund accountant and
Suite 200                            Financial        administrator, since August 2000.  Manager of AmeriPrime Financial
Southlake, Texas  76092              Officer          Services, Inc. from February 2000 to August 2000.  Self-employed,
Year of Birth:  1968                                  performing Y2K testing, January 1999 to January 2000.  Vice
                                                      President of Fund Accounting, American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.
------------------------------------ ---------------- ----------------------------------------------------------------------
Mark W. Muller                       Trustee          Account Manager for CMS Hartzell, a manufacturer, from April 2000 to
5016 Cedar River Tr.                                  present.  Account Manager for Clarion Technologies, a manufacturer
Fort Worth, Texas  76137                              of automotive, heavy truck, and consumer goods, from 1996 to April
Year of Birth:  1964                                  2000.  From 1986 to 1996, an engineer for Sicor, a telecommunication hardware company.
------------------------------------ ---------------- ----------------------------------------------------------------------
Richard J. Wright, Jr.               Trustee          Various positions with Texas Instruments, a technology company,
8505 Forest Lane                                      since 1995, including the following: Program Manager for
MS 8672                                               Semi-Conductor Business Opportunity Management System, 1998 to
Dallas, Texas 75243                                   present; Development Manager for web-based interface, 1999 to
Year of Birth:  1962                                  present; Systems Manager for Semi-Conductor Business Opportunity
                                                      Management System, 1997 to 1998;  Development Manager
                                                      for  Acquisition  Manager, 1996-1997;      Operations
                                                      Manager  for   Procurement Systems, 1994-1997.


==================================== ================ ======================================================================


      The compensation paid to the Trustees of the Trust for the fiscal year ended August 31, 2000 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.



==================================== =======================
                                     Aggregate

Name                                 Compensation
                                     From Trust


------------------------------------ -----------------------
Kenneth D. Trumpfheller                         0
------------------------------------ -----------------------
Mark W. Muller                              $[     ]
------------------------------------ -----------------------
Richard J. Wright                           $[     ]
==================================== =======================


PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Agreement.

      Over-the-counter transactions will be placed either directly with principal market makers or with broker - dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


      For the period December 30, 1999 (commencement of operations) through August 31, 2000, the Enhans RT 500 Fund and the Enhans Master Investor Fund paid brokerage commissions of $[ ] and $[ ], respectively.


      The Trust, the Adviser and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

      The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in each Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

      Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.


     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


INVESTMENT PERFORMANCE

      Each  Fund may  periodically  advertise  "average  annual  total  return."
"Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If each Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

      Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

      Each Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing each Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.


      For the period December 30, 1999 (commencement of operations) through August 31, 2000, the Enhans RT 500 Fund's and the Enhans Master Investor Fund's average annual total returns were [ ]% and [ ]%, respectively.


      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

      In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

      Firstar Bank, N.A., 425 Walnut Street M.L 6118, Cincinnati, Ohio 45202, is custodian of the Funds' investments. The custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.


FUND SERVICES


      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.

      In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 to $100 million). For the period December 30, 1999 (commencement of operations) through August 31, 2000, Unified received $[ ] and $[ ] from the Adviser on behalf of the Enhans RT 500 Fund and the Enhans Master Investor Fund for these accounting services, respectively.


      Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.050% of each Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period December 30, 1999 (commencement of operations) through August 31, 2000, Unified received $[ ] and $[ ] from the Adviser on behalf of the Enhans RT 500 Fund and the Enhans Master Investor Fund for these administrative services, respectively.


ACCOUNTANTS

      The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Funds for the fiscal year ending August 31, 2001. McCurdy & Associates performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

      Unified  Financial  Securities,  Inc.,  1793 Kingswood  Drive,  Suite 200,
Southlake, Texas 76092 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, may be deemed to be an affiliate of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.


FINANCIAL STATEMENTS


      The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Funds' Annual Report to the shareholders for the period ended August 31, 2000. The Trust will provide the Annual Report without charge by calling the Fund at (888) 837-1784.

PART C.  OTHER INFORMATION
         -----------------

Item 23. Exhibits

(a)      Articles of Incorporation.

(i) Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(iv) Copies of Amendments No. 3-5 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(b)  By-laws.   Registrant's  By-laws,   which  were  filed  as  an  Exhibit  to
Registrant's Registration Statement, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d) Investment Advisory Contracts.

(i) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(ii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Small Cap Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(iii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Bond Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  3,  is  hereby  incorporated  by
reference.

(v) Registrant's Management Agreement with Nashville Capital Corporation for the
Monteagle   Value  Fund,   which  was  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 3, is hereby incorporated by reference.

(vi) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(vii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(viii) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(ix) Advisory Agreement for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(x) Advisory Agreement for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(xi) Advisory  Agreement for the Monteagle Fixed Income Fund, which was filed as
an  Exhibit  to   Registrant's   Post-Effective   Amendment  No.  3,  is  hereby
incorporated by reference.

(xii)  Registrant's  Management  Agreement  withAExpert  Advisory,  Inc. for the
Enhans Master Investor Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(xiii) Registrant's Management Agreement withAExpert Advisory, Inc. for the Enhans RT 500 Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(xiv) Registrant's Management Agreement with Cloud, Neff & Associates, Inc. for the Cloud, Neff Capital Appreciation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xv) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Strategic Ascent Fund (formerly the Paragon Dynamic Hedge Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xvi) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Dynamic Fortress Fund (formerly the Paragon Uncorrelated Return
Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.


(xvii) Registrant's Management Agreement with Riccardi Group LLC for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xviii) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Diversified Growth Fund is filed herewith.

(xix) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Small Cap Growth Fund is filed herewith.

(xx) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange New Economy Fund is filed herewith.

(xxi) Registrant's Management Agreement with Capital Cities Asset Management, Inc. for the Chameleon Fund is filed herewith.


(e) Underwriting Contracts.

(i) Registrant's Underwriting Agreement with AmeriPrime Financial Securities, Inc., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(ii)  Registrant's  form of Dealer  Agreement,  which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  6,  is  hereby  incorporated  by
reference.

(iii) Amended Exhibit A to Underwriting Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodian Agreements.

(i) Registrant's Custodian Agreement with Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(ii) Amended Appendix B to Custodian Agreement, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  12,  is  hereby  incorporated  by reference.

(h) Other Material Contracts. None.

(i) Legal Opinion.

         (i) Opinion of Brown, Cummins & Brown Co., L.P.A. , which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13, is hereby incorporated by reference.

         (ii) Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

(j) Other Opinions.

         (i) Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

(i) Form of Registrant's Rule 12b-1 Service Agreement for the Enhans RT Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

(ii) Form of Registrant's Rule 12b-1 Distribution Plan for the Enhans RT Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

(iii) Form of Rule 12b-1 Distribution Plan for the iExchange Funds (formerly the
MutualMinds.com   Funds),   which  was  filed  as  an  Exhibit  to  Registrant's
Post-Effective Amendment No. 12, is hereby incorporated by reference.

(iv) Registrant's Rule 12b-1 Distribution Plan for the Chameleon Fund will be supplied.

(n) Rule 18f-3 Plan. None.

(o)      Reserved.

(p) Codes of Ethics. Copy of Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(q) Powers of Attorney.

(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

(ii)  Powers of  Attorney  for the  Trustees,  which were filed as an Exhibit to
Registrant's   Pre-Effective   Amendment  No.  1,  are  hereby  incorporated  by
reference.

(iii) Power of Attorney for the President, Secretary and Trustee, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(iv)  Power of  Attorney  for the  Treasurer,  which was filed as an  Exhibit to
Registrant's   Post-Effective  Amendment  No.  12,  is  hereby  incorporated  by reference.

Item 24. Persons Controlled by or Under Common Control with the Funds
-------- ------------------------------------------------------------


As of January 9, 2000, Security Trust Company Custodian FBO Sheet Metal Workers Annuity Fund of Local Union #19 - Core Fund, owned 72.71% of the StoneRidge Equity Fund and 99.57% of the StoneRidge Bond Fund. As a result, the StoneRidge Equity Fund and the StoneRidge Bond Fund may be deemed to be under common control.


As of December 19, 2000, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Fund, the Monteagle Value Fund, and the Monteagle Fixed Income Fund and 99.96% of the Monteagle Opportunity Growth Fund. As a result, the Monteagle Funds may be deemed to be under common control.

Item 25. Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisors, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)  Pursuant  to  the  Underwriting   Agreement,   the  Trust  shall  indemnify
Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

(a) Stoneridge Investment Partners, LLC ("Stoneridge"), 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, adviser to the Stoneridge Equity Fund, Stoneridge Small Cap Equity Fund and Stoneridge Bond Fund, is a registered investment adviser.

(i) Stoneridge has engaged in no other business during the past two fiscal years.
(ii) Information with respect to each officer and member of Stoneridge is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56755).

(b) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and Monteagle Fixed Income Fund, is a registered investment adviser.

(i) NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993. (ii) Information with respect to each officer and member of NCC is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-32593).

(c) Robinson Investment Group, Inc. ("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.
(i) Robinson has engaged in no other business during the past two fiscal years
(ii) Information with respect to each officer and director of Robinson is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-51450)

(d) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to Monteagle Large Cap Fund and Monteagle Fixed Income Fund is a registered investment adviser.
(i) Howe and Rusling has engaged in no other business during the past two fiscal years.
(ii) Information with respect to each officer and director of Howe and Rusling is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-294).

(e) T.H. Fitzgerald, Jr. ("Fitzgerald"), 180 Church Street, Naugatuck, Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser.
(i) Fitzgerald has engaged in no other business during the past two fiscal years.
(ii) Information with respect to each principal of Fitzgerald is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-12196)

(f)  AExpert  Advisory,  Inc.  ("AExpert"),  25  West  King  Street,  Lancaster,
Pennsylvania 17603, adviser to Enhans Master Investor Fund and Enhans RT 500 Fund, is a registered investment adviser.
(i) AExpert has engaged in no other business during the past two fiscal years.
(ii) Information with respect to each officer and director ofAExpert is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-43349).

(g) Cloud, Neff & Associates, Inc. ("Cloud, Neff"), 606 Park Tower, 5314 South Yale, Tulsa, Oklahoma 74135, adviser to the Cloud, Neff Capital Appreciation Fund, is a registered investment adviser.
(i) Cloud, Neff has engaged in no other business during the past two fiscal years.
(ii) Information with respect to each officer and director of Cloud, Neff is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-43639).

(h) Paragon Capital  Management,  Inc.  ("Paragon"),  3651 N. 100 E., Suite 275,
Provo, Utah 84604, adviser to the Paragon Dynamic Hedge Fund and the Paragon Uncorrelated Return Fund, is a registered investment adviser.
(i) Paragon has engaged in no other business during the past two fiscal years.
(ii) Information with respect to each officer and director of Paragon is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-45326).

(i) Riccardi Group LLC ("Riccardi"), 340 Sunset Dr., Ft. Lauderdale, Florida 33301, adviser to the Master High Yield Income Fund, is a registered investment adviser.
(i) Riccardi has engaged in no other business during the past two fiscal years.
(ii) Information with respect to each officer and member of Paragon is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56024).

(j) iExchange Investment Advisory Services LLC ("Interactive"), 14180 Dallas Parkway, Suite 200, Dallas, Texas 75057, adviser to the iExchange Investors Diversified Growth Fund, iExchange Small Cap Growth Fund and iExchange New Economy Fund, is a registered investment adviser.
(i) Interactive has engaged in no other business during the past two fiscal years.
(ii) Information with respect to each officer and director of Interactive is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (801-59750).

(k) Capital Cities Asset Management, Inc. ("Capital Cities"), 11651 Jollyville Road, Suite 200, Austin, TX 78759, adviser to the Chameleon Fund, is a registered investment adviser.
(i) Capital Cities has engaged in no other business during the past two fiscal years.
(ii) Information with respect to each officer and director of Capital Cities is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (801-45494).

Item 27. Principal Underwriters

(a) Unified Financial Securities, Inc. is the Registrant's principal underwriter (the "Underwriter"). Kenneth D. Trumpfheller may be deemed to be an affiliate of the Underwriter because he is a registered principal of the Underwriter and because of his stock ownership of the corporate parent of the Underwriter. Mr. Trumpfheller is the President and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Funds, AmeriPrime Insurance Trust, Avalon Funds, Inc., Industry Leaders Fund, the Julius Baer Investment Funds, the Kenwood Funds, Labrador Mutual Fund, Lindbergh Funds, Milestone Funds, Regional Opportunity Fund, the Rockland Funds Trust, Securities Management & Timing Funds, Sparrow Funds, the TANAKA Funds, Inc., Threshold Advisor Funds, Inc. and The Unified Funds.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

(c)      Not applicable.

Item 28. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's Transfer Agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29. Management Services Not Discussed in Parts A or B
-------- -------------------------------------------------

         None.

Item 30. Undertakings

         None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 18th day of January, 2001.

                                                     AmeriPrime Advisors Trust

                                                     By:
                                                         Donald S. Mendelsohn

                                                         Attorney-in Fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                                                *By:

Kenneth D. Trumpfheller,*                           Donald S. Mendelsohn
President and Trustee                               Attorney-in-Fact

Richard Wright,*                                   January 18, 2001
Trustee

Mark Muller,*
Trustee

Robert A. Chopyak*
Treasurer and Chief Financial Officer

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

                                  EXHIBIT INDEX

1. Management Agreement for the iExchange Diversified Growth Fund..................EX-99.23.d.xviii
2. Management Agreement for the iExchange Small Cap Growth Fund......................EX-99.23.d.xix
3. Management Agreement for the iExchange New Economy Fund............................EX-99.23.d.xx
4. Management Agreement for the Chameleon Fund.......................................EX-99.23.d.xxi
5. Consent of Counsel.................................................................EX-99.23.i.ii
6. Consent of Accountant.................................................................EX-99.23.j